Acquisitions Pro Forma Table (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
As Reported
Business Acquisition [Line Items]
Total revenue from continuing operations	$ 660,848	$ 592,091
Income from continuing operations	84,479	80,862
Net income	83,846	80,359
Income from continuing operations per basic share	$ 2.91	$ 2.80
Income from continuing operations per diluted share	$ 2.86	$ 2.72
Net income per basic share	$ 2.89	$ 2.78
Net income per diluted share	$ 2.84	$ 2.70
Pro Forma
Business Acquisition [Line Items]
Total revenue from continuing operations	713,329	672,411
Income from continuing operations	89,971	89,908
Net income	$ 89,338	$ 89,405
Income from continuing operations per basic share	$ 3.09	$ 3.11
Income from continuing operations per diluted share	$ 3.04	$ 3.03
Net income per basic share	$ 3.07	$ 3.09
Net income per diluted share	$ 3.02	$ 3.01